Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (14,840)
Balance at end of period	(17,546)	SFr (14,840)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(58)	(51)	SFr (16)
Increase/(decrease)	65	(115)	(61)
Reclassification adjustments, included in net income	21	108	26
Cumulative effect of accounting changes, net of tax	0	0
Total increase/(decrease)	86	(7)	(35)
Balance at end of period	28	(58)	(51)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13,573)	(13,248)	(12,269)
Increase/(decrease)	(990)	(344)	(1,009)
Reclassification adjustments, included in net income	3	19	30
Cumulative effect of accounting changes, net of tax	0	0
Total increase/(decrease)	(987)	(325)	(979)
Balance at end of period	(14,560)	(13,573)	(13,248)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	9	48	61
Increase/(decrease)	21	(11)	(13)
Reclassification adjustments, included in net income	0	(7)	0
Cumulative effect of accounting changes, net of tax	0	(21)
Total increase/(decrease)	21	(39)	(13)
Balance at end of period	30	9	48
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(350)	(381)	(402)
Increase/(decrease)	(42)	(18)	(40)
Reclassification adjustments, included in net income	17	49	61
Cumulative effect of accounting changes, net of tax	(42)	0
Total increase/(decrease)	(67)	31	21
Balance at end of period	(417)	(350)	(381)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(8)	2	2
Increase/(decrease)	0	(10)	0
Reclassification adjustments, included in net income	1	0	0
Cumulative effect of accounting changes, net of tax	0	0
Total increase/(decrease)	1	(10)	0
Balance at end of period	(7)	(8)	2
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(860)	(2,302)	(618)
Increase/(decrease)	(1,931)	1,394	(1,716)
Reclassification adjustments, included in net income	193	48	32
Cumulative effect of accounting changes, net of tax	(22)	0
Total increase/(decrease)	(1,760)	1,442	(1,684)
Balance at end of period	(2,620)	(860)	(2,302)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(14,840)	(15,932)	(13,242)
Increase/(decrease)	(2,877)	896	(2,839)
Reclassification adjustments, included in net income	235	217	149
Cumulative effect of accounting changes, net of tax	(64)	(21)
Total increase/(decrease)	(2,706)	1,092	(2,690)
Balance at end of period	SFr (17,546)	SFr (14,840)	SFr (15,932)